Accounts Payable and Accrued Expenses - Schedule of Accounts Payable and Accrued Expenses (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Trade accounts payable		$ 25,512		$ 18,660
Accrued payroll and fringe benefits		17,709		17,874
Accrued interest payable		4,063
Accrual for consumer loan payments rejected for non-sufficient funds		3,650		4,971
Deferred fees on third-party consumer loans		3,630		4,573
Liability for losses on third-party lender owned consumer loans		1,576		2,047
Other accrued liabilities		1,137		1,451
Total	$ 70,735	$ 57,277	$ 51,110	$ 49,576